March 10, 2009

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:        Nuveen Investment Trust II (the “Registrant”); File No. 811-08333

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-157062) relating to the issuance of shares in connection with the merger of Nuveen Rittenhouse Growth Fund (“Growth Fund”) into Nuveen Santa Barbara Dividend Growth Fund, each a series of the Registrant.

On or about March 10, 2009, the Registrant will be filing by letter a request for acceleration of effectiveness as of March 11, 2009.

It is currently expected that a special meeting of shareholders of the Growth Fund will be held on May 15, 2009. Accordingly, we plan to mail the proxy materials to Growth Fund shareholders around March 16, 2009.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7785.

Sincerely,

/s/Corey L. Zarse

CLZ

Enclosures